Marketable securities	12 Months Ended
Dec. 31, 2019
Marketable securities
Marketable securities

Note 19 - Marketable securities

Accounting policies

The Group’s Marketable securities portfolio comprises a bond portfolio. The investment strategy allows for regular sales and Management has determined that the “hold to collect” or “hold to collect and sell” criteria are not met. Consequently, the securities are classified at fair value through profit or loss. Refer to note 26, Financial risks.